Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,014
Ending balance	5,061	€ 3,014
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,470	8,042
Additions	3,662	833
Disposals	(728)	(417)
Currency translation adjustments	4	13
Ending balance	11,409	8,470
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,456)	(4,750)
Depreciation charge	(1,619)	(1,048)
Disposals	728	(1)
Currency translation adjustments	(1)	343
Ending balance	(6,347)	(5,456)
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,810
Ending balance	2,411
Property [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	2,810
Property [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(399)
Ending balance	(399)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,196
Ending balance	1,132	1,196
Equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,947	4,537
Additions	648	564
Reclass BMS SA		(1,032)
Disposals	(496)	(123)
Currency translation adjustments	0	1
Ending balance	4,099	3,947
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,751)	(3,126)
Reclass BMS SA		786
Depreciation charge	(711)	(529)
Disposals	496	0
Currency translation adjustments	0	117
Ending balance	(2,967)	(2,751)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117
Ending balance	101	117
Furniture [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	329	445
Additions	37	10
Reclass BMS SA		24
Disposals	(59)	(154)
Currency translation adjustments		4
Ending balance	307	329
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(211)	(229)
Reclass BMS SA		(24)
Depreciation charge	(54)	(49)
Disposals	59	(1)
Currency translation adjustments		93
Ending balance	(205)	(211)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,701
Ending balance	1,417	1,701
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,195	3,059
Additions	167	260
Reclass BMS SA		1,007
Disposals	(172)	(140)
Currency translation adjustments	4	8
Ending balance	4,193	4,195
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,494)	(1,395)
Reclass BMS SA		(761)
Depreciation charge	(455)	(469)
Disposals	172	(1)
Currency translation adjustments	(1)	133
Ending balance	€ (2,776)	€ (2,494)